Joint Ventures (Details 3) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents		$ 556,066	$ 630,438	$ 514,669	$ 527,259
Other current financial liabilities		23,585	220,328
Other non-current financial liabilities		1,330,382	1,031,507
Depreciation and amortisation expense		(221,499)	(240,526)	(249,792)
Interest Expense	$ (50,124)	(59,914)	(50,124)	(57,498)
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Cash and cash equivalents		106	6,198
Other current financial liabilities		0	0
Other non-current financial liabilities		0	0
Depreciation and amortisation expense		(948)	(696)	(691)
Interest Expense		(1)	(25)	(433)
Income Tax Expense (Benefit)		97	303	200
Coromandel SQM India [Member]
Cash and cash equivalents		308	1,118
Other current financial liabilities		0	0
Other non-current financial liabilities		0	0
Depreciation and amortisation expense			0	0
Depreciation and amortisation expense		445
Interest Expense		(9)	(16)	(49)
Income Tax Expense (Benefit)		(38)	(485)	(44)
SQM Vitas Fzco. [Member]
Cash and cash equivalents		19,312	15,307
Other current financial liabilities		0	0
Other non-current financial liabilities		0	0
Depreciation and amortisation expense		(509)	(553)	(717)
Interest Expense		(8)	(19)	(16)
Income Tax Expense (Benefit)		0	0	0
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Cash and cash equivalents		4,543	3,675
Other current financial liabilities		0	0
Other non-current financial liabilities		0	0
Depreciation and amortisation expense		(67)	(68)	(64)
Interest Expense		0	0	(1)
Income Tax Expense (Benefit)		(187)	(174)	(195)
SQM Vitas Brazil Agroindustria [Member]
Cash and cash equivalents		1,869	5,139
Other current financial liabilities		13,380	7,342
Other non-current financial liabilities		0	0
Depreciation and amortisation expense		(408)	(453)	(438)
Interest Expense		(886)	(1,253)	(2,127)
Income Tax Expense (Benefit)		(117)	(283)	(337)
SQM Vitas Peru S.A.C. [Member]
Cash and cash equivalents		371	687
Other current financial liabilities		3,819	2,215
Other non-current financial liabilities		801	1,372
Depreciation and amortisation expense		(347)	(375)	(82)
Interest Expense		(425)	(432)
Income Tax Expense (Benefit)		(230)	(214)	(362)
SQM Vitas Plantacote B.V [Member]
Cash and cash equivalents		0	679
Other current financial liabilities		0	0
Other non-current financial liabilities		0	0
Depreciation and amortisation expense		0	0	0
Interest Expense		0	(1)
Income Tax Expense (Benefit)		0	0	0
SQM Vitas Holland B.V. [Member]
Cash and cash equivalents		2,692	2,190
Other current financial liabilities		0	0
Other non-current financial liabilities		0	0
Depreciation and amortisation expense		0	0	0
Interest Expense		0	0	0
Income Tax Expense (Benefit)		0	0	0
Miera Exar S.A. [Member]
Cash and cash equivalents		0	9,189
Other current financial liabilities		0	0
Other non-current financial liabilities		0
Depreciation and amortisation expense		0	(523)	0
Interest Expense		0	(32)	0
Income Tax Expense (Benefit)		0	(620)	0
Joint ventures [member]
Cash and cash equivalents		29,764	44,182
Other current financial liabilities		22,663	9,557
Other non-current financial liabilities		801	1,372
Depreciation and amortisation expense		(2,392)	(2,668)	(1,992)
Interest Expense		(1,669)	(1,778)	(2,950)
Income Tax Expense (Benefit)		(521)	(1,473)	(738)
Pavoni C Spa [Member]
Cash and cash equivalents		407	0
Other current financial liabilities		5,464	0
Other non-current financial liabilities		0	0
Depreciation and amortisation expense		(542)	0	0
Interest Expense		(335)	0	0
Income Tax Expense (Benefit)		0	0	0
Arpa Speciali SRL [Member]
Cash and cash equivalents		0	0
Other current financial liabilities		0	0
Other non-current financial liabilities		0	0
Depreciation and amortisation expense		0	0	0
Interest Expense		0	0	0
Income Tax Expense (Benefit)		0	0	0
Covalent Lithium Pty Ltd [Member]
Cash and cash equivalents		156	0
Other current financial liabilities		0	0
Other non-current financial liabilities		0	0
Depreciation and amortisation expense		(16)	0	0
Interest Expense		(5)	0	0
Income Tax Expense (Benefit)		$ (46)	$ 0	$ 0